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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       Alliance Mortgage Securities Income Fund, Inc.
       1345 Avenue of the Americas
       New York, New York  10105

2.     The name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all
       series and classes of securities of the issuer, check the
       box but do not list series or classes):       /X/

3.     Investment Company Act File Number:

       811-03829

       Securities Act File Number:

       002-85921

4(a).  Last day of fiscal year for which this Form is filed:

       December 15, 2000

4(b).  / /   Check box if this Form is being filed late (i.e.,
             more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c).  /X/   Check box if this is the last time the issuer will
             be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):         $          0
                                                 ____________

       (ii)   Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                       $594,876,562
                                                 ____________




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       (iii)  Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no
              earlier than October 11, 1995 that
              were not previously used to reduce
              registration fees payable to the
              Commission:                        $682,507,475
                                                 ____________

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:      $1,189,659,318
                                                 ____________

       (v)    Net sales - if Item 5(i) is
              greater than Item 5(iv) [subtract
              Item 5(iv) from 5(i)]:             N/A
                                                 ____________

       (vi)   Redemption credits available for
              use in future years - if Item 5(i)
              is less than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:        (1,189,659,318)
                                                 ____________

       (vii)  Multiplier for determining
              registration fee (See Instruction
              C.9):                                  x.000250
                                                 ____________

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):           = $          0
                                                 ____________

6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

       10,884,633

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:



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       118,225,527

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
       Instruction D):

       N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

       N/A

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       N/A

       Method of Delivery:

       / /   Wire transfer

       / /   Mail or other means






























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                           Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)     /s/Domenick Pugliese
                             _________________________
                             Domenick Pugliese
                             Assistant Secretary


Date: March 14, 2001







































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